Short-term borrowings and long-term debt	12 Months Ended
Mar. 31, 2019
Debt Disclosure [Abstract]
Short-term borrowings and long-term debt
11.	Short-term borrowings and long-term debt

Short-term borrowings are comprised of the following:

	Yen in millions
	March 31
	2018	2019
Unsecured loans:
with a weighted-average interest rate of 3.95%	64,480
with a weighted-average interest rate of 2.52%		55,186
Secured loans:
with a weighted-average interest rate of 0.12%	27
Repurchase agreement:
with a weighted-average interest rate of 0.18%	335,586
with a weighted-average interest rate of 0.56%		432,820
Secured call money:
with a weighted-average interest rate of (0.07)%	96,000
with a weighted-average interest rate of 0.18%		130,612

	496,093	618,618

At March 31, 2019, certain subsidiaries in the Financial Services segment pledged marketable securities and securities investments with a book value of 363,322 million yen as collateral for 432,820 million yen of short-term repurchase agreements. The repurchase agreement provides for net settlement upon a termination event.

At March 31, 2019, certain subsidiaries in the Financial Services segment pledged marketable securities and securities investments with a book value of 59,496 million yen as collateral for 130,612 million yen of secured call money.

In addition, certain subsidiaries in the Financial Services segment pledged marketable securities and securities investments with an aggregate book value of 8,822 million yen as collateral for cash settlements, variation margins of futures markets and certain other purposes.

Long-term debt is comprised of the following:

	Yen in millions
	March 31
	2018	2019
Unsecured loans, representing obligations principally to banks:
Due 2018 to 2024, with interest rates ranging from 0.01% to 5.10% per annum	49,454
Due 2019 to 2024, with interest rates ranging from 0.01 % to 7.89 % per annum		57,321
Unsecured 0.86% bonds, due 2018	150,000
Unsecured 2.00% bonds, due 2018	16,300
Unsecured 0.05% bonds, due 2019	69,879	69,964
Unsecured 2.07% bonds, due 2019	50,000	50,000
Unsecured 0.23% bonds, due 2021	89,744	89,819
Unsecured 0.11% bonds, due 2022	10,000	10,000
Unsecured 1.41% bonds, due 2022	10,000	10,000
Unsecured 0.28% bonds, due 2023	15,000	15,000
Unsecured 0.22% bonds, due 2025	10,000	10,000
Unsecured 0.42% bonds, due 2026	24,899	24,911
Unsecured zero coupon convertible bonds, due 2022, conversion price 5,008.0 yen per common share	119,976	119,961
Secured 0.00% loans, due 2019 to 2022	170,002
Secured 0.00% loans, due 2020 to 2023		200,003
Capital lease obligations and other:
Due 2018 to 2047, with interest rates ranging from 0.36% to 11.88% per annum	52,929
Due 2019 to 2048, with interest rates ranging from 0.36% to 9.14% per annum		72,991
Guarantee deposits received	10,790	10,863

	848,973	740,833
Less — Portion due within one year	225,522	172,461

	623,451	568,372

At March 31, 2019, certain subsidiaries in the Financial Services segment pledged marketable securities and securities investments with a book value of 13,043 million yen and housing loans with a book value of 412,560 million yen as collateral for a 200,000 million yen long-term secured loan.

On July 21, 2015, Sony issued 120,000 million yen of 130% callable unsecured zero coupon convertible bonds with stock acquisition rights due 2022 (the “Zero Coupon Convertible Bonds”). The bondholders are entitled to stock acquisition rights effective from September 1, 2015 to September 28, 2022. The initial conversion price is 5,008.0 yen per common share. In addition to the standard anti-dilution provisions, the conversion price is reduced for a certain period before an early redemption triggered upon the occurrence of certain corporate events including a merger, corporate split and delisting event. The reduced amount of the conversion price will be determined by a formula that is based on the effective date of the reduction and Sony’s common stock price. The reduced conversion price ranges from 3,526.5 yen to 5,008.0 yen per common share. The conversion price is also adjusted for dividends in excess of 25 yen per common share per fiscal year. The initial conversion price has been adjusted to 4,996.0 yen per common share since May 10, 2019 because the payment of the total annual dividend per common share for the fiscal year ended March 31, 2019 was 35 yen, which is in excess of 25 yen. Sony has the option to redeem all of the Zero Coupon Convertible Bonds outstanding at 100% of the principal amount after July 21, 2020, if the closing sales price per share of Sony’s common stock on the Tokyo Stock Exchange is 130% or more of the conversion price of the Zero Coupon Convertible Bonds for 20 consecutive trading days. Sony was not required to bifurcate any of the embedded features contained in the Zero Coupon Convertible Bonds for accounting purposes. There are no significant adverse debt covenants under the Zero Coupon Convertible Bonds.

In September 2016, Sony issued unsecured straight bonds in the aggregate principal amount of 200,000 million yen. In June 2018, Sony repaid 150,000 million yen of the 200,000 million yen.

There are no significant adverse debt covenants or cross-default provisions related to the other short-term borrowings and long-term debt.

Aggregate amounts of annual maturities of long-term debt are as follows:

Fiscal year ending March 31	Yen in millions
2020	172,461
2021	41,466
2022	186,004
2023	227,987
2024	18,102
Later fiscal years	94,813

Total	740,833

At March 31, 2019, Sony had unused committed lines of credit amounting to 522,453 million yen and can generally borrow up to 180 days from the banks with whom Sony has committed line contracts. Furthermore, at March 31, 2019, Sony has commercial paper programs totaling 1,054,950 million yen. Sony can issue commercial paper for a period generally not in excess of 270 days up to the size of the programs.

In connection with EMI Music Publishing acquisition, Sony assumed $350 million of unsecured notes (the “EMI Notes”) due June 15, 2024 with a fixed annual interest rate of 7.625%. In April 2019, Sony notified the EMI Noteholders of its intention to redeem the entirety of the EMI Notes on June 17, 2019 at a premium of 105.719% plus accrued and unpaid interest in accordance with the terms of the EMI Notes. The EMI Notes are included in “Later fiscal years” in the table above. Refer to Note 25.